Other Operating Gains Net - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Other Operating Gains [Line Items]
Other operating (losses) gains, net	$ 144	$ 397
Other subsidiaries [member]
Disclosure of Other Operating Gains [Line Items]
Gains on disposals of subsidiary		42
Elite Business [member]
Disclosure of Other Operating Gains [Line Items]
Gains on disposals of subsidiary		$ 342
FindLaw [member]
Disclosure of Other Operating Gains [Line Items]
Gains on disposals of subsidiary	$ 196